N-2 - USD ($)				3 Months Ended
		Mar. 27, 2026	Mar. 20, 2026	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024
Cover [Abstract]
Entity Central Index Key		0000812801
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Nuveen Municipal Value Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (as a percentage of offering price)
Maximum Sales Charge	1.00	%*
Offering Costs(1)	0.05%
Dividend Reinvestment Plan Fees(2)	$2.50

*	The maximum sales charge for offerings made at-the-market is 1.00%. Fund shareholders will pay all offering expenses involved with this offering.
(1)	Assuming a Common Stock offering price of $9.04 (the closing price of the Common Stock on the NYSE on March 20, 2026.
(2)
You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare as agent for the shareholders of Common Stock (the “Plan Agent”), to sell your Common Stock held in a dividend reinvestment account.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 2.50
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.05%
Annual Expenses [Table Text Block]

As a Percentage of Net Assets Attributable to Common Stock(3)
Annual Expenses
Management Fees	0.46%
Interest and Other Related Expenses(4)	0.14%
Other Expenses(5)	0.06%
Total Annual Expenses	0.66%

(3)	Stated as annualized percentages of average net assets attributable to Common Stock for the fiscal year ended October 31, 2025.
(4)	Interest and Other Related Expenses reflect actual expenses and fees for leverage incurred by the Fund for the fiscal year ended October 31, 2025. The types of leverage used by the Fund during the fiscal year ended October 31, 2025 are described in the Fund Leverage and the Notes to Financial Statements sections of the Fund's annual report. Actual Interest and Other Related Expenses incurred in the future maybe higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage, the cost of which is tied to short-term interest rates, the Fund’s interest expenses on its short-term borrowings can be expected to rise in tandem. The Fund’s use of leverage will increase the amount of management fees paid to the Fund’s adviser and sub-advisor(s).
(5)
Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.

Management Fees [Percent]	[4]	0.46%
Interest Expenses on Borrowings [Percent]	[4],[5]	0.14%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[6]	0.06%
Total Annual Expenses [Percent]	[4]	0.66%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses including the applicable transaction fees (referred to as the “Maximum Sales Charge” in the fee table above), if any, and estimated offering costs, that a shareholder of Common Stock would pay on a $1,000 investment that is held for the time periods provided in the table. The example assumes that all dividends and other distributions are reinvested in the Fund and that the Fund’s Annual Total Expenses, as provided above, remain the same. The example also assumes a transaction fee of 1.00%, as a percentage of the offering price, and a 5% annual return.
1

1 Year	3 Years	5 Years	10 Years
$17	$31	$47	$92
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown above.

1
The example assumes that all dividends and distributions are reinvested at Common Stock NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[7]	$ 17
Expense Example, Years 1 to 3	[7]	31
Expense Example, Years 1 to 5	[7]	47
Expense Example, Years 1 to 10	[7]	$ 92
Purpose of Fee Table , Note [Text Block]
The purpose of the table and the example below is to help you understand all fees and expenses that you, as a shareholder of Common Stock, would bear directly or indirectly. The table shows the expenses of the Fund as a percentage of the average net assets applicable to Common Stock, and not as a percentage of total assets or Managed Assets (as defined in the accompanying prospectus).

Basis of Transaction Fees, Note [Text Block]		(as a percentage of offering price)
Other Transaction Fees, Note [Text Block]		Assuming a Common Stock offering price of $9.04 (the closing price of the Common Stock on the NYSE on March 20, 2026.
Other Expenses, Note [Text Block]		Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
TRADING AND NET ASSET VALUE INFORMATION
The following table shows for the periods indicated: (i) the high and low sales prices for the Common Stock reported as of the end of the day on the NYSE, (ii) the corresponding NAV per share, and (iii) the premium/(discount) to NAV per share at which the Common Stock were trading as of such date. The Fund’s Common Stock have historically traded both at premiums and discounts in relation to the Fund’s NAV per share. The Fund cannot predict whether its Common Stock will trade at a premium or discount to NAV in the future. The Board of Directors has currently determined that, at least annually, it will consider action that might be taken to reduce or eliminate any material discount from NAV in respect of Common Stock, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares at NAV, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Directors will decide to take any of these actions, or that share repurchases or tender offers will actually reduce market discount.

	Closing Market Price per share of Common Stock		NAV per share of Common Stock on Date of Market Price		Premium/(Discount) on Date of Market Price
Fiscal Quarter Ended	High	Low	High	Low	High	Low
January 2026	$9.17	$8.93	$9.17	$9.13	0.00%	(2.19)%
October 2025	$9.09	$8.58	$9.20	$8.90	(1.20)%	(3.60)%
July 2025	$8.75	$8.45	$8.96	$8.92	(2.34)%	(5.27)%
April 2025	$8.90	$8.43	$9.33	$8.87	(4.61)%	(4.96)%
January 2025	$9.02	$8.51	$9.44	$9.23	(4.45)%	(7.80)%
October 2024	$9.15	$8.69	$9.42	$9.47	(2.87)%	(8.24)%
July 2024	$8.77	$8.39	$9.33	$9.18	(6.00)%	(8.61)%
April 2024	$8.93	$8.41	$9.47	$9.28	(5.70)%	(9.37)%
January 2024	$8.81	$8.09	$9.42	$8.71	(6.48)%	(7.12)%

The NAV per share of Common Stock, the market price and percentage of premium/(discount) to NAV per share of Common Stock on March 20, 2026 was $9.04, $9.04 and 0.00%, respectively. As of March 20, 2026 the Fund had 207,541,595 shares of Common Stock outstanding, and net assets applicable to Common Stock of $1,876,185,759. See “Repurchase of Fund Shares; Conversion to Open-End Fund” in the accompanying prospectus.

Common Stock [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 8.93	$ 8.58	$ 8.45	$ 8.43	$ 8.51	$ 8.69	$ 8.39	$ 8.41	$ 8.09
Highest Price or Bid				9.17	9.09	8.75	8.90	9.02	9.15	8.77	8.93	8.81
Lowest Price or Bid, NAV				9.13	8.90	8.92	8.87	9.23	9.47	9.18	9.28	8.71
Highest Price or Bid, NAV				$ 9.17	$ 9.20	$ 8.96	$ 9.33	$ 9.44	$ 9.42	$ 9.33	$ 9.47	$ 9.42
Highest Price or Bid, Premium (Discount) to NAV [Percent]				0.00%	(1.20%)	(2.34%)	(4.61%)	(4.45%)	(2.87%)	(6.00%)	(5.70%)	(6.48%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(2.19%)	(3.60%)	(5.27%)	(4.96%)	(7.80%)	(8.24%)	(8.61%)	(9.37%)	(7.12%)
Share Price			$ 9.04
NAV Per Share			$ 9.04
Latest Premium (Discount) to NAV [Percent]			0.00%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			207,541,595
Common Stock Adjusted For Offering [Member]
General Description of Registrant [Abstract]
NAV Per Share			$ 9.03
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			228,541,595

[1]	The maximum sales charge for offerings made at-the-market is 1.00%. Fund shareholders will pay all offering expenses involved with this offering.
[2]	You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Stock held in a dividend reinvestment account.
[3]	Assuming a Common Stock offering price of $9.04 (the closing price of the Common Stock on the NYSE on March 20, 2026.
[4]	Stated as annualized percentages of average net assets attributable to Common Stock for the fiscal year ended October 31, 2025.
[5]	Interest and Other Related Expenses reflect actual expenses and fees for leverage incurred by the Fund for the fiscal year ended October 31, 2025. The types of leverage used by the Fund during the fiscal year ended October 31, 2025 are described in the Fund Leverage and the Notes to Financial Statements sections of the Fund's annual report. Actual Interest and Other Related Expenses incurred in the future maybe higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage, the cost of which is tied to short-term interest rates, the Fund’s interest expenses on its short-term borrowings can be expected to rise in tandem. The Fund’s use of leverage will increase the amount of management fees paid to the Fund’s adviser and sub-advisor(s).
[6]	Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.
[7]	The example assumes that all dividends and distributions are reinvested at Common Stock NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.